Changes in contract assets (Details) - INR (₨) ₨ in Thousands		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Rendering Of Services
Balance at the beginning of the year		₨ 190,598	₨ 11
Revenue recognised during the year	[1]		190,598
Billed during the year		(190,598)	(11)
Balance at the end of the year			₨ 190,598

[1]	Refer to para 8.1 – Note 1 above for details about contract assets for the year ended March 31, 2024.